Warrants (Tables)	6 Months Ended
Jun. 30, 2026
Guarantees and Product Warranties [Abstract]
Schedule of Black-Scholes model

	December 31, 2025	December 31, 2025	June 30, 2026	June 30, 2026
	USD	RMB	USD	RMB
Input
Share price	4.42	31.07	4.05	27.58
Risk-free interest rate	3.47%	3.47%	4.10%	4.10%
Volatility	52.79%	52.79%	80.00%	80.00%
Exercise price	69,000.00	484,987.20	69,000.00	469,952.10
Warrant life (yr)	1.92	1.92	1.42	1.42